SHARE-BASED COMPENSATION - Summary of Restricted Shares (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2006 Share Incentive Plan [Member]
Number of Restricted Shares
Number of Restricted Shares, Unvested Beginning Balance	4,002,503	2,649,059	3,246,031
Number of Restricted Shares, Granted		2,908,383	1,463,151
Number of Restricted Shares, Vested	(1,276,634)	(1,252,223)	(1,298,657)
Number of Restricted Shares, Forfeited	(486,984)	(302,716)	(761,466)
Number of Restricted Shares, Unvested Ending Balance	2,238,885	4,002,503	2,649,059
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 2.22	$ 1.31	$ 1.41
Weighted-Average Grant Date Fair Value, Granted		$ 2.52	$ 1.38
Weighted-Average Grant Date Fair Value, Vested	$ 2.49	$ 1.07	$ 1.67
Weighted-Average Grant Date Fair Value, Forfeited	$ 1.66	$ 1.97	$ 1.27
Weighted-Average Grant Date Fair Value, Ending Balance	$ 2.19	$ 2.22	$ 1.31
2011 Share Incentive Plan [Member]
Number of Restricted Shares
Number of Restricted Shares, Unvested Beginning Balance
Number of Restricted Shares, Granted	1,170,612
Number of Restricted Shares, Forfeited	(16,722)
Number of Restricted Shares, Unvested Ending Balance	1,153,890
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Beginning Balance
Weighted-Average Grant Date Fair Value, Granted	$ 4.43
Weighted-Average Grant Date Fair Value, Forfeited	$ 4.43
Weighted-Average Grant Date Fair Value, Ending Balance	$ 4.43